Concentrations of Credit Risk (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2022 USD ($)
Concentration Risk [Line Items]
Gross loans	₨ 14,409,544.0		₨ 12,043,717.9	$ 189,924.1
Fair value of credit substitutes	583,020.2		547,276.9	$ 7,684.5
Non-funded exposure	1,535,475.3		1,216,145.9
Total Exposure	₨ 16,528,039.5	$ 217,846.7	₨ 13,807,140.7
Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	100.00%	100.00%	100.00%
Consumer Loans
Concentration Risk [Line Items]
Gross loans	₨ 3,746,781.7		₨ 3,241,292.9
Fair value of credit substitutes	0.0		0.0
Non-funded exposure	3,035.7		2,578.6
Total Exposure	₨ 3,749,817.4	$ 49,424.2	₨ 3,243,871.5
Consumer Loans | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	22.70%	22.70%	23.50%
Retail Trade
Concentration Risk [Line Items]
Gross loans	₨ 589,947.3		₨ 540,350.3
Fair value of credit substitutes	0.0		0.0
Non-funded exposure	28,857.8		21,747.7
Total Exposure	₨ 618,805.1	$ 8,156.1	₨ 562,098.0
Retail Trade | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	3.70%	3.70%	4.10%
Power
Concentration Risk [Line Items]
Gross loans	₨ 671,859.4		₨ 630,189.4
Fair value of credit substitutes	70,346.0		76,449.1
Non-funded exposure	52,366.6		30,299.7
Total Exposure	₨ 794,572.0	$ 10,472.8	₨ 736,938.2
Power | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	4.80%	4.80%	5.30%
Consumer Services
Concentration Risk [Line Items]
Gross loans	₨ 465,465.8		₨ 424,765.4
Fair value of credit substitutes	0.0		2,048.0
Non-funded exposure	28,102.4		17,743.6
Total Exposure	₨ 493,568.2	$ 6,505.4	₨ 444,557.0
Consumer Services | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	3.00%	3.00%	3.20%
Engineering
Concentration Risk [Line Items]
Gross loans	₨ 253,105.1		₨ 189,952.7
Fair value of credit substitutes	6,666.6		6,448.4
Non-funded exposure	105,164.7		92,218.6
Total Exposure	₨ 364,936.4	$ 4,810.0	₨ 288,619.7
Engineering | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	2.20%	2.20%	2.10%
NBFC
Concentration Risk [Line Items]
Gross loans	₨ 509,445.4		₨ 415,787.6
Fair value of credit substitutes	106,764.5		83,596.5
Non-funded exposure	5,818.5		2,789.6
Total Exposure	₨ 622,028.4	$ 8,198.6	₨ 502,173.7
NBFC | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	3.80%	3.80%	3.60%
Road Transportation
Concentration Risk [Line Items]
Gross loans	₨ 406,376.4		₨ 368,388.5
Fair value of credit substitutes	0.0		0.0
Non-funded exposure	10,269.5		8,572.3
Total Exposure	₨ 416,645.9	$ 5,491.6	₨ 376,960.8
Road Transportation | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	2.50%	2.50%	2.70%
Automobile and Auto Ancillary
Concentration Risk [Line Items]
Gross loans	₨ 443,538.7		₨ 381,562.7
Fair value of credit substitutes	19,768.7		18,556.9
Non-funded exposure	36,999.9		35,757.0
Total Exposure	₨ 500,307.3	$ 6,594.3	₨ 435,876.6
Automobile and Auto Ancillary | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	3.00%	3.00%	3.20%
Real Estate and Property Services
Concentration Risk [Line Items]
Gross loans	₨ 383,765.5		₨ 298,277.1
Fair value of credit substitutes	4,792.6		4,872.2
Non-funded exposure	40,694.4		35,737.9
Total Exposure	₨ 429,252.5	$ 5,657.7	₨ 338,887.2
Real Estate and Property Services | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	2.60%	2.60%	2.50%
Agri Production - Food
Concentration Risk [Line Items]
Gross loans	₨ 350,859.6		₨ 337,904.8
Fair value of credit substitutes	0.0		0.0
Non-funded exposure	963.1		998.1
Total Exposure	₨ 351,822.7	$ 4,637.2	₨ 338,902.9
Agri Production - Food | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	2.10%	2.10%	2.50%
Coal & Petroleum Products
Concentration Risk [Line Items]
Gross loans	₨ 233,583.7		₨ 172,989.4
Fair value of credit substitutes	174,424.6		190,457.8
Non-funded exposure	149,716.9		59,803.5
Total Exposure	₨ 557,725.2	$ 7,351.1	₨ 423,250.7
Coal & Petroleum Products | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	3.40%	3.40%	3.10%
Food And Beverage
Concentration Risk [Line Items]
Gross loans	₨ 433,042.2		₨ 342,573.5
Fair value of credit substitutes	0.0		240.4
Non-funded exposure	39,007.2		29,321.5
Total Exposure	₨ 472,049.4	$ 6,221.8	₨ 372,135.4
Food And Beverage | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	2.90%	2.90%	2.70%
Financial Institutions
Concentration Risk [Line Items]
Gross loans	₨ 618,494.1		₨ 443,257.3
Fair value of credit substitutes	51,844.1		21,147.1
Non-funded exposure	13.1		3.7
Total Exposure	₨ 670,351.3	$ 8,835.5	₨ 464,408.1
Financial Institutions | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	4.10%	4.10%	3.40%
Iron and Steel
Concentration Risk [Line Items]
Gross loans	₨ 321,587.7		₨ 248,140.2
Fair value of credit substitutes	12,486.0		13,116.6
Non-funded exposure	80,515.7		53,192.5
Total Exposure	₨ 414,589.4	$ 5,464.5	₨ 314,449.3
Iron and Steel | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	2.50%	2.50%	2.30%
Telecom
Concentration Risk [Line Items]
Gross loans	₨ 331,131.1
Fair value of credit substitutes	2,989.4
Non-funded exposure	43,335.9
Total Exposure	₨ 377,456.4	$ 4,975.0
Telecom | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	2.30%	2.30%
Infrastructure Development
Concentration Risk [Line Items]
Gross loans	₨ 272,428.0		₨ 167,416.1
Fair value of credit substitutes	18,032.7		15,879.7
Non-funded exposure	220,442.5		190,154.9
Total Exposure	₨ 510,903.2	$ 6,733.9	₨ 373,450.7
Infrastructure Development | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	3.10%	3.10%	2.70%
Wholesale Trade - Non Industrial
Concentration Risk [Line Items]
Gross loans	₨ 417,954.8		₨ 301,508.2
Fair value of credit substitutes	0.0		2,065.6
Non-funded exposure	26,147.5		17,816.8
Total Exposure	₨ 444,102.3	$ 5,853.5	₨ 321,390.6
Wholesale Trade - Non Industrial | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	2.70%	2.70%	2.30%
Wholesale Trade - Industrial
Concentration Risk [Line Items]
Gross loans	₨ 347,202.9		₨ 258,854.1
Fair value of credit substitutes	0.0		0.0
Non-funded exposure	73,867.5		51,891.6
Total Exposure	₨ 421,070.4	$ 5,549.9	₨ 310,745.7
Wholesale Trade - Industrial | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	2.50%	2.50%	2.30%
Others (none greater than 2%)
Concentration Risk [Line Items]
Gross loans	₨ 3,288,555.0		₨ 3,022,929.8
Fair value of credit substitutes	108,769.3		105,516.4
Non-funded exposure	546,407.8		538,019.5
Total Exposure	₨ 3,943,732.1	$ 51,980.1	₨ 3,666,465.7
Others (none greater than 2%) | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	23.80%	23.80%	26.40%
Textiles and Garments
Concentration Risk [Line Items]
Gross loans	₨ 324,419.6		₨ 257,577.9
Fair value of credit substitutes	6,135.7		6,882.2
Non-funded exposure	43,748.6		27,498.8
Total Exposure	₨ 374,303.9	$ 4,933.5	₨ 291,958.9
Textiles and Garments | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	2.30%	2.30%	2.10%